Note 8 - Vessels, net (Detail) - Summary of vessels: (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Book Value	$ 179,143	$ 268,180
Balance [Member]
Vessel Cost	177,292	296,107	672,010
Accumulated Depreciation	0	(31,088)	(76,274)
Net Book Value	177,292	265,019	595,736
Disposals [Member]
Vessel Cost		(213,239)
Accumulated Depreciation		32,936
Net Book Value		(180,303)
Vessel Held For Sale [Member]
Vessel Cost	(25,200)	(10,414)
Net Book Value	(25,200)	(10,414)
Impairment [Member]
Vessel Cost	(104,029)	(152,250)
Accumulated Depreciation	42,546	37,577
Net Book Value	(61,483)	(114,673)
Depreciation [Member]
Vessel Cost		0
Accumulated Depreciation	(11,458)	(25,327)
Net Book Value	(11,458)	(25,327)
Vessel Held and Used [Member]
Vessel Cost	10,414
Net Book Value	$ 10,414